SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21969

THE GDL FUND

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 921-5100

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of The GDL Fund (the “Fund”) to be redeemed:

Series E Cumulative Term Preferred Shares, par value $0.001 per share, liquidation preference of $10.00 per share (the “Series E Preferred Shares”) (CUSIP #361570500).

(2)	The date on which the securities are to be called or redeemed:

The Series E Preferred Shares will be redeemed on June 26, 2026 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series E Preferred Shares are to be redeemed pursuant to Article II, Section 4(a) of the Fund’s Statement of Preferences of the Series E Preferred Shares, as amended by Amendment No. 1 to the Statement of Preferences of the Series E Preferred Shares and Amendment No. 2 to the Statement of Preferences of the Series E Preferred Shares, which was filed with the Securities and Exchange Commission on February 28, 2025, as Exhibit 3.1 to the Fund’s 8-K filing.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (972,000 shares) of its outstanding Series E Preferred Shares. Holders of the Series E Preferred Shares will receive $10.00 per share, which equals the liquidation preference of $10.00 per share, together with accumulated and unpaid dividends and distributions to but not including the Redemption Date of June 26, 2026.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and the State of New York, on the 22nd day of May, 2026.

The GDL Fund

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Treasurer